FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06336
                                   ---------

                    FRANKLIN TEMPLETON INTERNATIONAL TRUST
                    --------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               ------------------------------------------------
               (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period:  7/31/06
                           -------



Item 1. Schedule of Investments.


Franklin Templeton International Trust

QUARTERLY STATEMENTS OF INVESTMENTS
JULY 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Templeton Foreign Smaller Companies Fund ..................................    3

Templeton Global Long-Short Fund ..........................................    7

Notes to Statements of Investments ........................................   11

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                  INVESTMENTS

                        Franklin o TEMPLETON o Mutual Series

                                         Quarterly Statements of Investments | 1

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Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN SMALLER COMPANIES FUND                             INDUSTRY                          SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 92.8%
    COMMON STOCKS 92.8%
    AUSTRALIA 4.1%
    Billabong International Ltd. ...................         Textiles, Apparel & Luxury Goods              242,184      $ 2,682,237
    Downer EDI Ltd. ................................          Commercial Services & Supplies               533,038        3,060,017
    PaperlinX Ltd. .................................             Paper & Forest Products                 2,647,437        6,980,200
    Repco Corp. Ltd. ...............................                   Distributors                      4,160,351        3,651,062
                                                                                                                        -----------
                                                                                                                         16,373,516
                                                                                                                        -----------
    BAHAMAS 0.6%
  a Steiner Leisure Ltd. ...........................          Diversified Consumer Services                 61,420        2,467,856
                                                                                                                        -----------
    BELGIUM 1.4%
    Barco NV .......................................        Electronic Equipment & Instruments              63,220        5,405,850
                                                                                                                        -----------
    BRAZIL 0.3%
  b Companhia de Saneamento de
      Minas Gerais, 144A ...........................                 Water Utilities                       170,000        1,360,000
                                                                                                                        -----------
    CANADA 10.6%
  a ATS Automation Tooling Systems Inc. ............                    Machinery                          354,400        3,264,252
    Domtar Inc. ....................................             Paper & Forest Products                   515,600        3,263,233
  a Dorel Industries Inc., B .......................                Household Durables                     127,900        2,854,658
  a GSI Group Inc. .................................        Electronic Equipment & Instruments             416,230        3,413,086
    Legacy Hotels ..................................                   Real Estate                         369,270        2,758,182
    Linamar Corp. ..................................                 Auto Components                       242,179        3,020,548
    MDS Inc. .......................................         Health Care Providers & Services              322,319        5,900,492
    North West Co. Fund ............................          Diversified Financial Services               171,698        7,051,259
  a Open Text Corp. ................................           Internet Software & Services                292,256        3,978,381
    Quebecor World Inc. ............................          Commercial Services & Supplies               329,124        3,540,563
    Transcontinental Inc., A .......................          Commercial Services & Supplies               171,652        2,810,037
                                                                                                                        -----------
                                                                                                                         41,854,691
                                                                                                                        -----------
    CHINA 5.9%
    Bio-Treat Technology Ltd. ......................          Commercial Services & Supplies             3,464,000        2,588,676
    China Oilfield Services Ltd. ...................           Energy Equipment & Services               9,354,293        5,080,093
    China Resources Power Holdings Co. Ltd. ........   Independent Power Producers & Energy Traders      4,724,883        3,867,198
    Chitaly Holdings Ltd. ..........................                Household Durables                   4,162,896          632,158
  b Chitaly Holdings Ltd., 144A ....................                Household Durables                   3,550,375          539,144
    People's Food Holdings Ltd. ....................                  Food Products                      9,631,101        6,160,489
    Travelsky Technology Ltd., H ...................                   IT Services                       1,886,075        2,133,517
    Weiqiao Textile Co. Ltd. .......................         Textiles, Apparel & Luxury Goods            2,077,078        2,555,400
                                                                                                                        -----------
                                                                                                                         23,556,675
                                                                                                                        -----------
    DENMARK 2.5%
  a Vestas Wind Systems AS .........................               Electrical Equipment                    363,475        9,798,427
                                                                                                                        -----------
    FINLAND 2.2%
    Amer Sports OYJ ................................           Leisure Equipment & Products                210,286        4,412,725
    Huhtamaki OYJ ..................................              Containers & Packaging                   249,747        4,181,787
                                                                                                                        -----------
                                                                                                                          8,594,512
                                                                                                                        -----------


                                         Quarterly Statements of Investments | 3

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN SMALLER COMPANIES FUND                               INDUSTRY                        SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    GERMANY 3.2%
    Celesio AG .......................................          Health Care Providers & Services             51,028      $ 2,391,196
  a Jenoptik AG ......................................      Semiconductors & Semiconductor Equipment        452,705        3,989,545
    Vossloh AG .......................................                     Machinery                        126,536        6,159,025
                                                                                                                         -----------
                                                                                                                          12,539,766
                                                                                                                         -----------
    HONG KONG 5.8%
    Asia Satellite Telecommunications Holdings Ltd. ..       Diversified Telecommunication Services       1,012,902        1,694,568
    Dah Sing Financial Group .........................                  Commercial Banks                    385,669        3,221,126
    Fountain Set (Holdings) Ltd. .....................          Textiles, Apparel & Luxury Goods          8,860,566        2,542,814
    Giordano International Ltd. ......................                  Specialty Retail                  8,191,910        4,353,950
    Hung Hing Printing Group Ltd. ....................               Containers & Packaging               1,400,260          861,360
    Lerado Group (Holding) Co. Ltd. ..................            Leisure Equipment & Products            9,098,706          608,879
    Ngai Lik Industrial Holding Ltd. .................                 Household Durables                 9,573,818          924,048
    Techtronic Industries Co. Ltd. ...................                 Household Durables                 1,221,250        1,643,935
    Texwinca Holdings Ltd. ...........................          Textiles, Apparel & Luxury Goods          4,818,808        3,094,485
    Yue Yuen Industrial Holdings Ltd. ................          Textiles, Apparel & Luxury Goods          1,394,045        3,901,974
                                                                                                                         -----------
                                                                                                                          22,847,139
                                                                                                                         -----------
    INDIA 0.6%
    Housing Development Finance Corp. Ltd. ...........             Thrifts & Mortgage Finance                92,963        2,348,665
                                                                                                                         -----------
    INDONESIA 1.0%
    PT Astra International Tbk .......................                    Automobiles                     3,890,744        4,106,778
                                                                                                                         -----------
    JAPAN 6.1%
    Meitec Corp. .....................................           Commercial Services & Supplies             145,248        4,738,758
    Nichii Gakkan Co. ................................          Health Care Providers & Services            312,400        5,226,878
    Sohgo Security Services Co. Ltd. .................           Commercial Services & Supplies             517,801        9,463,018
    Tenma Corp. ......................................                 Household Durables                   160,214        3,046,771
    Tokyo Individualized Educational Institute Inc. ..           Diversified Consumer Services              539,257        1,533,544
                                                                                                                         -----------
                                                                                                                          24,008,969
                                                                                                                         -----------
    LUXEMBOURG 0.5%
  a Thiel Logistik AG ................................                    IT Services                       501,627        1,877,187
                                                                                                                         -----------
    MEXICO 0.3%
  a Promotora Ambiental SA de CV .....................           Commercial Services & Supplies           1,281,878        1,343,989
                                                                                                                         -----------
    NETHERLANDS 6.1%
    Aalberts Industries NV ...........................                     Machinery                         55,004        3,972,701
  a Draka Holding NV .................................                Electrical Equipment                   96,368        1,747,753
    OPG Groep NV .....................................          Health Care Providers & Services             72,525        6,803,595
    SBM Offshore NV ..................................            Energy Equipment & Services                88,312        2,434,053
    Vedior NV ........................................           Commercial Services & Supplies             495,442        9,314,500
                                                                                                                         -----------
                                                                                                                          24,272,602
                                                                                                                         -----------
    NEW ZEALAND 0.0%C
    Warehouse Group Ltd. .............................                  Multiline Retail                     28,880           84,496
                                                                                                                         -----------
    NORWAY 0.8%
    Prosafe ASA ......................................            Energy Equipment & Services                55,532        3,292,750
                                                                                                                         -----------


4 | Quarterly Statements of Investments

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN SMALLER COMPANIES FUND                               INDUSTRY                        SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    RUSSIA 0.4%
a,b Pyaterochka Holding NV, GDR, 144A ...........                Food & Staples Retailing                    65,634      $ 1,109,215
a,b Pyaterochka Holding NV, GDR, 144A (IPO) .....                Food & Staples Retailing                    36,308          613,605
                                                                                                                         -----------
                                                                                                                           1,722,820
                                                                                                                         -----------
    SINGAPORE 2.4%
    Huan Hsin Holdings Ltd. .....................           Electronic Equipment & Instruments            2,700,075          812,246
    Osim International Ltd. .....................                    Specialty Retail                     4,705,223        5,065,788
    Venture Corp. Ltd. ..........................           Electronic Equipment & Instruments              567,862        3,848,083
                                                                                                                         -----------
                                                                                                                           9,726,117
                                                                                                                         -----------
    SOUTH KOREA 6.2%
    Bank of Pusan ...............................                    Commercial Banks                       332,045        4,362,609
    Daeduck Electronics Co. Ltd. ................           Electronic Equipment & Instruments              599,863        5,306,577
    Daegu Bank Co. Ltd. .........................                    Commercial Banks                       316,855        5,722,099
    Halla Climate Control Corp. .................                    Auto Components                        649,160        6,082,477
    Sindo Ricoh Co. .............................                   Office Electronics                       35,020        1,730,469
    Youngone Corp. ..............................            Textiles, Apparel & Luxury Goods               343,789        1,482,842
                                                                                                                         -----------
                                                                                                                          24,687,073
                                                                                                                         -----------
    SWEDEN 1.4%
    D. Carnegie & Co. AB ........................                    Capital Markets                        288,955        5,391,550
                                                                                                                         -----------
    SWITZERLAND 3.3%
  a Kuoni Reisen Holding AG, B ..................             Hotels, Restaurants & Leisure                   5,430        2,823,415
  a SIG Holding AG ..............................                       Machinery                             9,250        2,051,631
    Verwaltungs-und Privat-Bank AG ..............                    Capital Markets                         27,682        6,241,016
    Vontobel Holding AG .........................                    Capital Markets                         51,568        1,933,512
                                                                                                                         -----------
                                                                                                                          13,049,574
                                                                                                                         -----------
    TAIWAN 11.2%
  a AcBel Polytech Inc. .........................                  Electrical Equipment                   9,991,608        3,629,984
    D-Link Corp. ................................                Communications Equipment                11,306,460       11,114,884
    Fu Sheng Industrial Co. Ltd. ................                Industrial Conglomerates                 4,685,990        4,220,324
  a Giant Manufacturing Co. Ltd. ................              Leisure Equipment & Products               3,690,000        5,497,542
  a KYE Systems Corp. ...........................                Computers & Peripherals                  4,276,917        3,838,845
    Pihsiang Machinery Manufacturing Co. Ltd. ...            Health Care Equipment & Supplies             1,659,000        3,297,234
    Simplo Technology Co. Ltd. ..................                Computers & Peripherals                  1,631,300        4,083,853
    Taiwan Fu Hsing .............................                   Building Products                     5,846,980        5,765,759
    Test-Rite International Co. Ltd. ............                      Distributors                       4,331,000        2,789,928
                                                                                                                         -----------
                                                                                                                          44,238,353
                                                                                                                         -----------
    THAILAND 3.1%
    BEC World Public Co. Ltd., fgn ..............                         Media                           5,445,366        2,344,413
    Glow Energy Public Co. Ltd., fgn ............      Independent Power Producers & Energy Traders       1,724,209        1,366,251
  b Glow Energy Public Co. Ltd., fgn., 144A .....      Independent Power Producers & Energy Traders       3,863,345        3,061,287
  a Total Access Communication Public Co. Ltd. ..          Wireless Telecommunication Services            1,431,090        5,581,251
                                                                                                                         -----------
                                                                                                                          12,353,202
                                                                                                                         -----------


                                         Quarterly Statements of Investments | 5

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON FOREIGN SMALLER COMPANIES FUND                                INDUSTRY                      SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  UNITED KINGDOM 12.8%
  Bodycote International PLC .........................                   Machinery                      1,426,616       $  6,043,027
  Burberry Group PLC .................................        Textiles, Apparel & Luxury Goods            418,326          3,712,006
  DS Smith PLC .......................................             Containers & Packaging               1,625,122          4,485,529
  DX Services PLC ....................................            Air Freight & Logistics               1,143,750          8,824,321
  Electrocomponents PLC ..............................       Electronic Equipment & Instruments           119,938            528,213
  FKI PLC ............................................                   Machinery                      2,063,210          3,796,469
  Future PLC .........................................                     Media                        2,625,160          1,937,104
  Game Group PLC .....................................                Specialty Retail                  5,957,038          9,125,242
  iSOFT Group PLC ....................................        Health Care Providers & Services          3,514,468          4,086,948
  John Wood Group PLC ................................          Energy Equipment & Services               950,519          4,101,785
  Yule Catto & Company PLC ...........................                   Chemicals                      1,074,017          4,323,731
                                                                                                                        ------------
                                                                                                                          50,964,375
                                                                                                                        ------------
  TOTAL LONG TERM INVESTMENTS
    (COST $299,398,041) ..............................                                                                   368,266,932
                                                                                                                        ------------

                                                                                                   ----------------
                                                                                                   PRINCIPAL AMOUNT
                                                                                                   ----------------
  SHORT TERM INVESTMENTS
    (COST $25,681,397) 6.5%
  UNITED STATES 6.5%
d Federal Home Loan Bank, 8/01/06 ....................                                                $25,685,000         25,685,000
                                                                                                                        ------------
  TOTAL INVESTMENTS
    (COST $325,079,438) 99.3% ........................                                                                   393,951,932
  OTHER ASSETS, LESS LIABILITIES 0.7% ................                                                                     2,665,495
                                                                                                                        ------------
  NET ASSETS 100.0% ..................................                                                                  $396,617,427
                                                                                                                        ============

SELECTED PORTFOLIO ABBREVIATION

GDR - Global Depository Receipt

a     Non-income producing for the twelve months ended July 31, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under the guidelines approved by the Fund's Board of Trustees. At July 31, 2006, the aggregate value of these securities was $6,683,251, representing 1.69% of net assets.

c     Rounds to less than 0.1% of net assets.

d     The security is traded on a discount basis with no stated coupon rate.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL LONG-SHORT FUND                                       INDUSTRY                        SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 97.1%
    COMMON STOCKS 96.0%
    CANADA 0.4%
    CAE Inc. .........................................                Aerospace & Defense                   83,793      $   640,687
                                                                                                                        -----------
    GERMANY 8.2%
    Bayerische Motoren Werke AG ......................                    Automobiles                       47,120        2,433,747
    Muenchener Rueckversicherungs-Gesellschaft AG ....                     Insurance                        35,940        4,951,969
    Siemens AG .......................................             Industrial Conglomerates                 72,710        5,868,153
                                                                                                                        -----------
                                                                                                                         13,253,869
                                                                                                                        -----------
    INDIA 1.2%
    Satyam Computer Services Ltd. ....................                    IT Services                      118,890        1,931,004
                                                                                                                        -----------
    ISRAEL 0.8%
  a Check Point Software Technologies Ltd. ...........                     Software                         77,496        1,301,933
                                                                                                                        -----------
    ITALY 4.3%
    Eni SpA ..........................................            Oil, Gas & Consumable Fuels               78,758        2,415,159
    UniCredito Italiano SpA ..........................                 Commercial Banks                    594,250        4,572,831
                                                                                                                        -----------
                                                                                                                          6,987,990
                                                                                                                        -----------
    JAPAN 10.3%
    Fuji Photo Film Co. Ltd. .........................           Leisure Equipment & Products               71,400        2,404,187
  a Konica Minolta Holdings Ltd. .....................                Office Electronics                   215,500        2,746,504
    Olympus Corp. ....................................         Health Care Equipment & Supplies             93,000        2,677,193
    Sohgo Security Services Co. Ltd. .................          Commercial Services & Supplies             167,700        3,064,784
    Sony Corp. .......................................                Household Durables                    36,302        1,672,042
    Sumitomo Mitsui Financial Group Inc. .............                 Commercial Banks                        239        2,543,551
    Takeda Pharmaceutical Co. Ltd. ...................                  Pharmaceuticals                     23,830        1,538,291
                                                                                                                        -----------
                                                                                                                         16,646,552
                                                                                                                        -----------
    NETHERLANDS 2.1%
    Telegraaf Media Groep NV .........................                       Media                         126,960        3,450,623
                                                                                                                        -----------
    NORWAY 2.9%
    Telenor ASA ......................................      Diversified Telecommunication Services         367,600        4,687,785
                                                                                                                        -----------
    SOUTH KOREA 7.4%
    Halla Climate Control Corp. ......................                  Auto Components                    152,390        1,427,858
    Hana Financial Group Inc. ........................                 Commercial Banks                     59,691        2,668,348
    LG Electronics Inc. ..............................                Household Durables                    21,720        1,273,367
    Samsung Electronics Co. Ltd. .....................     Semiconductors & Semiconductor Equipment          5,180        3,297,152
    Shinhan Financial Group Co. Ltd. .................                 Commercial Banks                     67,410        3,316,866
                                                                                                                        -----------
                                                                                                                         11,983,591
                                                                                                                        -----------
    SWEDEN 0.8%
    Securitas AB, B ..................................          Commercial Services & Supplies              71,460        1,333,357
                                                                                                                        -----------
    TAIWAN 3.5%
a,b Compal Electronics Inc., GDR, Reg S ..............              Computers & Peripherals                229,139        1,038,000
    D-Link Corp. .....................................             Communications Equipment              2,197,360        2,160,128
  a Giant Manufacturing Co. Ltd. .....................           Leisure Equipment & Products              671,000          999,689
    Mega Financial Holding Co. Ltd. ..................                 Commercial Banks                  2,140,000        1,430,804
                                                                                                                        -----------
                                                                                                                          5,628,621
                                                                                                                        -----------


                                         Quarterly Statements of Investments | 7

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GLOBAL LONG-SHORT FUND                                           INDUSTRY                      SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  UNITED KINGDOM 23.7%
  Amvescap PLC ...........................................                Capital Markets                  231,450      $  2,244,010
  BAE Systems PLC ........................................              Aerospace & Defense                241,254         1,610,078
  BP PLC .................................................          Oil, Gas & Consumable Fuels            309,999         3,735,254
  British Sky Broadcasting Group PLC .....................                     Media                       215,882         2,260,436
  Compass Group PLC ......................................         Hotels, Restaurants & Leisure         1,115,800         5,320,498
  GlaxoSmithKline PLC ....................................                Pharmaceuticals                  163,552         4,524,922
  Group 4 Securicor PLC ..................................        Commercial Services & Supplies           770,550         2,407,504
  Pearson PLC ............................................                     Media                       263,929         3,584,443
  Royal Bank of Scotland Group PLC .......................               Commercial Banks                   97,649         3,177,724
  Royal Dutch Shell PLC, B ...............................          Oil, Gas & Consumable Fuels            105,699         3,891,864
a Vodafone Group PLC .....................................      Wireless Telecommunication Services      1,128,632         2,451,012
  William Morrison Supermarkets PLC ......................           Food & Staples Retailing              809,694         3,093,245
                                                                                                                        ------------
                                                                                                                          38,300,990
                                                                                                                        ------------
  UNITED STATES 30.4%
  American International Group Inc. ......................                   Insurance                      50,390         3,057,161
a BMC Software Inc. ......................................                   Software                      101,688         2,381,533
a Bristow Group Inc. .....................................          Energy Equipment & Services             62,760         2,126,936
a The DIRECTV Group Inc. .................................                     Media                       123,660         2,108,403
  El Paso Corp. ..........................................          Oil, Gas & Consumable Fuels            277,420         4,438,720
a Input/Output Inc. ......................................          Energy Equipment & Services            446,710         4,391,159
  JPMorgan Chase & Co. ...................................        Diversified Financial Services           104,710         4,776,870
  Liz Claiborne Inc. .....................................       Textiles, Apparel & Luxury Goods           37,950         1,341,533
  Merck & Co. Inc. .......................................                Pharmaceuticals                   36,560         1,472,271
  Merrill Lynch & Co. Inc. ...............................                Capital Markets                   51,080         3,719,646
  Microsoft Corp. ........................................                   Software                      135,330         3,251,980
  News Corp., A ..........................................                     Media                        88,810         1,708,704
  Pfizer Inc. ............................................                Pharmaceuticals                   67,500         1,754,325
a Seitel Inc. ............................................          Energy Equipment & Services          1,010,840         4,033,252
a Tenet Healthcare Corp. .................................       Health Care Providers & Services          173,970         1,029,902
  Torchmark Corp. ........................................                   Insurance                      58,570         3,541,728
  Tyco International Ltd. ................................           Industrial Conglomerates              134,760         3,515,889
a XM Satellite Radio Holdings Inc., A ....................                     Media                        46,900           544,040
                                                                                                                        ------------
                                                                                                                          49,194,052
                                                                                                                        ------------
  TOTAL COMMON STOCKS
    (COST $133,541,783) ..................................                                                               155,341,054
                                                                                                                        ------------
  PREFERRED STOCKS (COST $411,980) 0.2%
  UNITED KINGDOM 0.2%
a Vodafone Group PLC, pfd ................................      Wireless Telecommunication Services      1,289,865           361,440
                                                                                                                        ------------


8 | Quarterly Statements of Investments

Franklin Templeton International Trust

-----------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GLOBAL LONG-SHORT FUND                                     INDUSTRY              NUMBER OF CONTRACTS         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   OPTIONS PURCHASED 0.9%
   PUTS
   UNITED KINGDOM 0.5%
   FTSE 100 Index, Dec. 5825 Puts, 12/15/06 ..............    Diversified Financial Services            253           $     789,291
                                                                                                                      -------------
   UNITED STATES 0.4%
   S & P 500 Index, Dec. 1260 Puts, 12/16/06 .............    Diversified Financial Services            203                 629,300
                                                                                                                      -------------
   TOTAL OPTIONS PURCHASED
     (COST $1,387,358) ...................................                                                                1,418,591
                                                                                                                      -------------
   TOTAL LONG TERM INVESTMENTS
                    (COST $135,341,121) 97.1% ............                                                              157,121,085
   SECURITIES SOLD SHORT (17.6)% .........................                                                              (28,512,452)
   OTHER ASSETS, LESS LIABILITIES 20.5% ..................                                                               33,135,033
                                                                                                                      -------------
   NET ASSETS 100.0% .....................................                                                            $ 161,743,666
                                                                                                                      =============

                                                                                                   --------
                                                                                                    SHARES
                                                                                                   --------
   SECURITIES SOLD SHORT 17.6%
   AUSTRALIA 0.7%
   Foster's Group Ltd. ...................................              Beverages                   257,230               1,060,688
                                                                                                                      -------------
   DENMARK 0.7%
   Danisco AS ............................................            Food Products                  15,120               1,115,399
                                                                                                                      -------------
   GERMANY 2.0%
   DaimlerChrysler AG ....................................             Automobiles                   62,910               3,254,121
                                                                                                                      -------------
   HONG KONG 0.8%
   Cathay Pacific Airways Ltd. ...........................               Airlines                   748,000               1,339,952
                                                                                                                      -------------
   JAPAN 0.9%
   Toto Ltd. .............................................          Building Products               151,000               1,439,726
                                                                                                                      -------------
   SOUTH AFRICA 1.1%
   SABMiller PLC .........................................              Beverages                    90,380               1,815,018
                                                                                                                      -------------
   SOUTH KOREA 3.0%
   iShares MSCI South Korea Index Fund ...................    Diversified Financial Services        106,027               4,775,456
                                                                                                                      -------------
   UNITED KINGDOM 3.0%
   Northern Rock PLC .....................................      Thrifts & Mortgage Finance          162,270               3,379,973
   Wolseley PLC ..........................................   Trading Companies & Distributors        71,900               1,531,207
                                                                                                                      -------------
                                                                                                                          4,911,180
                                                                                                                      -------------
   UNITED STATES 5.4%
   Accredited Home Lenders Holding Co. ...................      Thrifts & Mortgage Finance           27,430               1,243,402
   Nasdaq-100 Trust Series 1 .............................    Diversified Financial Services         89,665               3,323,882
   Northrop Grumman Corp. ................................         Aerospace & Defense               33,970               2,248,474
   Sirius Satellite Radio Inc. ...........................                Media                     199,560                 838,152
   Washington Mutual Inc. ................................      Thrifts & Mortgage Finance           25,660               1,147,002
                                                                                                                      -------------
                                                                                                                          8,800,912
                                                                                                                      -------------
   TOTAL SECURITIES SOLD SHORT
     (PROCEEDS $26,734,924) ..............................                                                            $  28,512,452
                                                                                                                      =============


                                         Quarterly Statements of Investments | 9

Franklin Templeton International Trust

--------------------------------------------------------------------------------
TEMPLETON GLOBAL LONG-SHORT FUND
--------------------------------------------------------------------------------

SELECTED PORTFOLIO ABBREVIATION

GDR - Global Depository Receipt

a     Non-income producing for the twelve months ended July 31, 2006.

b Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At July 31, 2006, the value of this security was $1,038,000, representing 0.64% of net assets.


10 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton International Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Templeton International Trust is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two series (the Funds).

1. INCOME TAXES

At July 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                          ---------------------------------
                                                             TEMPLETON         TEMPLETON
                                                          FOREIGN SMALLER       GLOBAL
                                                          COMPANIES FUND    LONG-SHORT FUND
                                                          ---------------------------------
Cost of investments ...............................        $ 332,272,200     $ 135,542,873
                                                           ===============================

Unrealized appreciation ...........................        $  94,258,621     $  24,504,593
Unrealized depreciation ...........................          (32,578,889)       (2,926,381)
                                                           -------------------------------
Net unrealized appreciation (depreciation) ........        $  61,679,732     $  21,578,212
                                                           ===============================

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.



                                        Quarterly Statements of Investments | 11


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date   September 27, 2006







                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON INTERNATIONAL TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 27, 2006


/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration










I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON INTERNATIONAL TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 27, 2006


/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer